Income Taxes - Effective Consolidated Income Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Earnings before income tax	$ 980	$ 1,323	$ 570
Income tax	$ (67)	$ (1,204)	$ (168)
Effective consolidated income tax expense rate	6.80%	91.00%	29.50%